FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of long-term debt and derivative financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ (7,619.7)	$ (7,645.3)
Carrying value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	6.9	(1.5)
Carrying value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(7.2)	5.4
Carrying value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	141.5	106.9
Fair value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	(7,540.0)	(7,368.1)
Fair value | Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	141.2	78.0
Fair value | Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)		32.8
Fair value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	6.9	(1.5)
Fair value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(7.2)	5.4
Fair value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	$ 141.5	$ 106.9